RESEARCH AND DEVELOPMENT EXPENSES - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RESEARCH AND DEVELOPMENT EXPENSES
Gross research and development expenses	€ (4,757)	€ (5,173)	€ (4,727)
Research Tax Credit	617	492	762
Grants	739	184	236
Net Research and development expenses	€ (3,402)	€ (4,496)	€ (3,728)